Main items related to operating activities - Valuation allowances and overdue receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Main items related to operating activities
Overdue receivables	$ 5,903	$ 5,481	$ 4,482
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Financial assets at beginning of period	104,041	96,173
Financial assets at end of period	84,725	104,041	96,173
Due in less than 90 days
Main items related to operating activities
Overdue receivables	3,211	3,328	2,844
Due between 90 days and 6 months
Main items related to operating activities
Overdue receivables	420	672	260
Due between 6 and 12 months
Main items related to operating activities
Overdue receivables	993	571	556
Due after 12 months
Main items related to operating activities
Overdue receivables	1,278	910	823
Accounts receivable
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Financial assets at beginning of period	24,378	21,983
Financial assets at end of period	23,442	24,378	21,983
Accounts receivable | Valuation allowance/Cumulative impairments
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Financial assets at beginning of period	(826)	(793)	(831)
Increase (net)	(82)	(98)	(24)
Currency translation adjustments and other variations	16	65	62
Financial assets at end of period	(892)	(826)	(793)
Other current assets | Valuation allowance/Cumulative impairments
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Financial assets at beginning of period	(325)	(268)	(275)
Increase (net)	(7)	(83)	(10)
Currency translation adjustments and other variations	59	26	17
Financial assets at end of period	$ (273)	$ (325)	$ (268)